iShares®

iShares Trust

Supplement dated January 16, 2026

to the currently effective Summary Prospectus, Prospectus,

and Statement of Additional Information (“SAI”) for the

iShares 0-3 Month Treasury Bond ETF (SGOV) and

the iShares 0-1 Year Treasury Bond ETF (SHV)

(each a “Fund”)

Effective on or around February 23, 2026 (the “Effective Date”), the iShares 0-3 Month Treasury Bond ETF and iShares 0-1 Year Treasury Bond ETF will change their primary listings to the New York Stock Exchange LLC (“NYSE”) and will no longer be listed on the NYSE Arca, Inc. (“NYSE Arca”) and The Nasdaq Stock Market LLC (“Nasdaq”), respectively.

Accordingly, as of the Effective Date, all references in each Fund’s Summary Prospectus, Prospectus and SAI to “NYSE Arca” and “Nasdaq,” as applicable with respect to each Fund, are hereby changed to the “NYSE.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-NYSE-0126

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